Taxes on Income - Schedule of Roll Forward of Valuation Allowance (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Deferred Tax Assets, Net of Valuation Allowance [Abstract]
Balance	$ (18,767)	$ (15,723)
Additions	(2,119)	(3,458)
Translation differences		414
Balance	$ (20,886)	$ (18,767)